Loans - Age Analysis of Past Due Loans (Including Non-Accrual Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Total amortized cost	$ 4,407,787	$ 4,499,300
Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	161,963	168,443
30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	15,156	19,419
60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	33,878	6,143
90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	112,929	142,881
Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	4,245,824	4,330,857
Commercial loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	535,094	613,820
Commercial loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	17,430	17,445
Commercial loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	217
Commercial loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	17,430	17,228
Commercial loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	517,664	596,375
Commercial loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Total amortized cost	63,729	117,455
Commercial loans | Overdrafts | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	300	1
Commercial loans | Overdrafts | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Overdrafts | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Overdrafts | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	300	1
Commercial loans | Overdrafts | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	63,429	117,454
Commercial loans | Government
Financing Receivable, Past Due [Line Items]
Total amortized cost	276,815	266,303
Commercial loans | Government | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	276,815	266,303
Commercial loans | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Total amortized cost	194,550	230,062
Commercial loans | Commercial and industrial | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	17,130	17,444
Commercial loans | Commercial and industrial | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	217
Commercial loans | Commercial and industrial | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Commercial and industrial | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	17,130	17,227
Commercial loans | Commercial and industrial | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	177,420	212,618
Commercial real estate loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	565,231	642,038
Commercial real estate loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,936	17,866
Commercial real estate loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	328	346
Commercial real estate loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	174	0
Commercial real estate loans | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,434	17,520
Commercial real estate loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	561,295	624,172
Commercial real estate loans | Commercial mortgage
Financing Receivable, Past Due [Line Items]
Total amortized cost	487,658	593,554
Commercial real estate loans | Commercial mortgage | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,936	17,866
Commercial real estate loans | Commercial mortgage | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	328	346
Commercial real estate loans | Commercial mortgage | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	174	0
Commercial real estate loans | Commercial mortgage | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,434	17,520
Commercial real estate loans | Commercial mortgage | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	483,722	575,688
Commercial real estate loans | Construction
Financing Receivable, Past Due [Line Items]
Total amortized cost	77,573	48,484
Commercial real estate loans | Construction | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	77,573	48,484
Consumer loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	195,553	192,750
Consumer loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	2,849	2,850
Consumer loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	965	1,336
Consumer loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	546	346
Consumer loans | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	1,338	1,168
Consumer loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	192,704	189,900
Consumer loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Total amortized cost	35,059	37,148
Consumer loans | Overdrafts | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	37	38
Consumer loans | Overdrafts | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Consumer loans | Overdrafts | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Consumer loans | Overdrafts | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	37	38
Consumer loans | Overdrafts | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	35,022	37,110
Consumer loans | Automobile financing
Financing Receivable, Past Due [Line Items]
Total amortized cost	19,170	18,180
Consumer loans | Automobile financing | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	273	271
Consumer loans | Automobile financing | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	99	83
Consumer loans | Automobile financing | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	14	35
Consumer loans | Automobile financing | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	160	153
Consumer loans | Automobile financing | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	18,897	17,909
Consumer loans | Credit card
Financing Receivable, Past Due [Line Items]
Total amortized cost	99,078	90,677
Consumer loans | Credit card | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	1,577	1,038
Consumer loans | Credit card | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	596	514
Consumer loans | Credit card | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	515	280
Consumer loans | Credit card | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	466	244
Consumer loans | Credit card | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	97,501	89,639
Consumer loans | Other consumer
Financing Receivable, Past Due [Line Items]
Total amortized cost	42,246	46,745
Consumer loans | Other consumer | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	962	1,503
Consumer loans | Other consumer | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	270	739
Consumer loans | Other consumer | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	17	31
Consumer loans | Other consumer | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	675	733
Consumer loans | Other consumer | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	41,284	45,242
Residential mortgage loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,111,909	3,050,692
Residential mortgage loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	137,748	130,282
Residential mortgage loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	13,863	17,520
Residential mortgage loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	33,158	5,797
Residential mortgage loans | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	90,727	106,965
Residential mortgage loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	$ 2,974,161	$ 2,920,410